Promissory Note - Prime Number Acquisition I Corp - Additional Information (Details) - USD ($)	Jun. 14, 2023	May 17, 2023	Dec. 31, 2023	Jun. 30, 2023
Debt Instrument [Line Items]
Promissory note				$ 333,594
Prime Number Acquisition I Corp
Debt Instrument [Line Items]
Promissory note			$ 583,594	$ 333,594
Prime Number Acquisition I Corp | First Monthly Extension Payment
Debt Instrument [Line Items]
Debt instrument issued, amount		$ 208,594
Percentage of registration fee for filing registration statement/proxy statement		50.00%
Debt instrument, convertible, conversion price		$ 10
Prime Number Acquisition I Corp | Second Monthly Extension Payment
Debt Instrument [Line Items]
Debt instrument issued, amount	$ 125,000
Debt instrument, convertible, conversion price	$ 10